Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 4,578	$ 4,410
Unrealized holding gains (losses) arising during the period
Unrealized holding gains (losses) arising during the period	(114)	3,656
Reclassification adjustment for gains included in net income	(99)	(105)
Gross unrealized gains (losses)	(213)	3,551
Related income tax (expense) benefit	74	(1,208)
Net unrealized gains (losses)	(139)	2,343
Unrealized gains (losses) on cash flow hedges:
Gross unrealized gains (losses)	(109)	25
Related income tax (expense) benefit	36	(8)
Net unrealized gains (losses)	(73)	17
Total other comprehensive income (loss)	(212)	2,360
Comprehensive income	$ 4,366	$ 6,770